Income Tax Expense - Summary of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current income tax
Current year	¥ 197,264	$ 31,167	¥ 104,149	¥ 104,584
(Over)/under provision in respect of prior years	(2,867)	(453)	7,175	(47)
Deferred tax
Movement in temporary differences	25,770	4,071	48,946	72,281
Consolidated income tax expense reported in the statement of profit or loss	¥ 220,167	$ 34,785	¥ 160,270	¥ 176,818